Acquisition Adjustments to Unaudited Pro Forma Condensed Combined Statements of Operations (Details) ₩ in Thousands	12 Months Ended
Dec. 31, 2025 KRW (₩)
IfrsStatementLineItems [Line Items]
Approximate fair value	₩ 11,700,000
Amortization expense	1,501,228
Customer Relationships [Member]
IfrsStatementLineItems [Line Items]
Approximate fair value	₩ 2,457,000
Estimated useful lives	9 years 9 months 18 days
Amortization expense	₩ 250,714
Backlog [Member]
IfrsStatementLineItems [Line Items]
Approximate fair value	₩ 2,884,000
Estimated useful lives	5 years
Amortization expense	₩ 576,800
Technology [Member]
IfrsStatementLineItems [Line Items]
Approximate fair value	₩ 4,716,000
Estimated useful lives	7 years
Amortization expense	₩ 673,714
Brand [Member]
IfrsStatementLineItems [Line Items]
Approximate fair value	1,643,000
Amortization expense	₩ (0)